Other information by nature	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Other information by nature

8.	Other information by nature
Personnel costs for the continuing operations of the Company for the years ended December 31, 2023, 2022 and
2021 amounted to €19.1 billion, €18.2 billion and €17.1 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2023, 2022 and 2021, the continuing operations of the Company had an average number of employees of 271,292, 282,926 and 292,434, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Depreciation of right-of-use assets	€607	€555	€529
Interest expense on lease liabilities	63	63	56
Variable lease payments not included in the measurement of lease liabilities	3	5	5
Income from sub-leasing right-of-use assets	(109)	(108)	(95)
Expenses relating to short-term leases and to leases of low-value assets	111	107	137
Gains arising from sale and leaseback transactions	(155)	(119)	(22)
Total expense recognized in Net profit from continuing operations	€520	€503	€610